Commitments, Significant Contracts and Contingencies (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020	Nov. 30, 2020	Aug. 31, 2020	Sep. 01, 2019
Right Of Use Asset [Abstract]
Balance September 1, 2019	$ 118,193	$ 0	$ 118,193	$ 126,920	$ 160,289
Total lease assets	126,920	0
Amortization	(8,727)	(33,369)
Total lease assets	118,193	126,920
Operating Lease Liabilities [Abstract]
Balance September 1, 2019	116,664	125,431	$ 116,664	$ 125,431	$ 158,773
Total lease liabilities	125,431
Lease payments	(10,987)	(43,764)
Interest accretion	2,220	10,423
Total lease liabilities	116,664	125,431
Operating lease cost as at August 31, 2020	118,193	126,920
Operating cash flows for lease	$ (10,948)	$ 43,764
Remaining lease term			2 years 9 months 18 days	3 years 1 month 6 days
Discount rate			7.25%	7.25%